S000088934 [Member] Investment Strategy - Wasatch International Value Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in the equity securities of foreign companies.
Under normal market conditions, we will invest the Fund’s net assets primarily in the equity securities, typically common stock, of foreign companies of all market capitalizations, although we expect a significant portion (greater than 5%) of the Fund’s total assets to be invested in companies with market capitalizations of over $5 billion at the time of purchase. The Advisor considers greater than 5% to be a significant portion. Under normal market conditions, the Fund will invest in securities issued by companies domiciled in at least five of the countries included in the Morgan Stanley Capital International (MSCI) ACWI ex USA Index, which captures large and mid cap representation across developed market countries (excluding the U.S.) and emerging markets countries. The MSCI ACWI ex USA Index includes companies domiciled in countries around the world, including companies in the Asia region, Europe and the U.K.
The Fund may invest a significant portion of its total assets (5% to 50% under normal market conditions) at the time of purchase in securities issued by companies domiciled in emerging and frontier markets, which are those countries currently included in the MSCI EFM (Emerging + Frontier Markets) Index. These companies typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.
In seeking to achieve the Fund’s investment objectives, the Fund invests in securities that we believe are priced below their intrinsic long-term value based on our valuation analysis.
Our valuation analysis is intended to establish a range for fair valuation or intrinsic company value, with a particular emphasis on company fundamentals. The intrinsic valuation analysis may include:
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Calculating and reviewing standard ratios, such as price-to-sales, price-to-book, price-to-earnings, and price/earnings-to-growth.
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Discounted cash flow models with sensitivity analysis for changes to revenue growth rates, operating margins, outstanding share counts, earnings multiples, and tangible book value.
The Fund typically seeks to sell a security when the issuing company becomes overvalued relative to our analysis of its intrinsic long-term value.
The Fund may invest a significant portion of its assets (greater than 5%) in a particular region or market, including Asia and Europe.
The Fund may invest a significant portion of its assets (greater than 5%) in a few sectors, including financials, health care, consumer staples, energy, utilities, industrials, communication services, and information technology.
The Fund is classified as non-diversified, which means it may invest a larger percentage of its assets in the securities of a small number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	The Fund may invest a significant portion of its assets (greater than 5%) in a few sectors, including financials, health care, consumer staples, energy, utilities, industrials, communication services, and information technology.